ACQUISITIONS (Acquisition of Rohm and Haas) (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended						1 Months Ended		3 Months Ended	9 Months Ended	12 Months Ended					12 Months Ended
	Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008		Sep. 30, 2010 Rohm And Haas [Member]	Aug. 31, 2009 Rohm And Haas [Member]	Jun. 30, 2009 Rohm And Haas [Member]	Dec. 31, 2009 Rohm And Haas [Member]	Dec. 31, 2009 Rohm And Haas [Member]	Mar. 31, 2010 Rohm And Haas [Member]	Apr. 30, 2009 Rohm And Haas [Member]	Apr. 02, 2009 Rohm And Haas [Member]	Apr. 02, 2009 Rohm And Haas [Member] Rohm and Haas ESOP [Member]	Dec. 31, 2009 Rohm And Haas [Member] Pro Forma [Member]	Dec. 31, 2008 Rohm And Haas [Member] Pro Forma [Member]
Business Acquisition [Line Items]
Outstanding common stock share converted into right to receive cash (in dollars per share)									$ 78
Additional cash consideration for common stock converted into right to receive cash (in dollars per share)									$ 0.97
Percent per annum on the per share consideration									8.00%
Per share amount for all options and other equity-based compensation awards fully vested and converted to right to receive cash (in dollars per share)									$ 78.97
Purchase Price										$ 15,681	$ 15,681	$ 15,681		$ 15,681
Cash paid to Rohm and Haas Company ESOP															552
Shares held by the Rohm and Haas ESOP														7.0	7.0
FTC Divestiture of the acrylic monomer, specialty latex, and hollow sphere particle businesses Percentage of net sales and cost of sales of total Company					1.00%
Restructuring charges	26	[1]	689	[1]	839	[1]				257
Increase in cost of sales related to fair value step up of inventories									209
Pretax loss on the early extinguishment of debt	46		56		0		46	56
Net Sales	53,674		44,875		57,361					5,599
Loss from Continuing Operations Before Income Taxes	2,802		469		1,277					(134)
Pro Forma, Net Sales																45,853	65,704
Pro Forma, Net loss available for The Dow Chemical Company common stockholders																(501)	(317)
Pro Forma, Loss per common share - diluted																$ (0.45)	$ (0.29)
Goodwill which is not deductible for tax purposes													9,707	9,707
Acquisition and integration related expenses	143	[2]	166	[2]	49	[2]
Acquisition-related retention expenses											$ 60

[1]	See Note C for information regarding restructuring charges.
[2]	See Note D for information regarding acquisition and integration related expenses.